Other Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Gains (losses) on hedging activities	$ 76	$ (82)	$ (78)
Other	(28)	70	21
Total other income (expense), net	$ 48	$ (12)	$ (57)